Derivative Instruments (Details) (USD $) In Millions, unless otherwise specified	11 Months Ended	12 Months Ended
	Feb. 02, 2013	Mar. 03, 2012
Gross fair values for derivative instruments
Derivative Instruments Not Designated as Hedging Instruments, Contract Term 1	6 months
Cash flow hedge contract term	P2Y
Scenario, Previously Reported [Member]
Gross fair values for derivative instruments
Percent pre-tax gain (loss) recognized in OCI reclassified to noncontrolling interest (as a percent)	50.00%
Derivatives not designated as hedging instruments	$ 173	$ 238
Scenario, Previously Reported [Member] | Operating Expense [Member]
Gross fair values for derivative instruments
No hedge designation (foreign exchange forward contracts)	2	5
Scenario, Previously Reported [Member] | Foreign Exchange Forward [Member] | Cash Flow Hedging [Member]
Gross fair values for derivative instruments
Pre-tax gain (loss) recognized in OCI	0	7
Gain (loss) reclassified from accumulated OCI to earnings (effective portion)	(1)	5
Scenario, Previously Reported [Member] | Foreign Exchange Forward [Member] | No hedge designation [Member]
Gross fair values for derivative instruments
Gross fair values for derivative assets	1	1
Gross fair values for derivative liabilities	$ 0	$ (2)